Document and Entity Information	Jul. 14, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 14, 2022
Entity File Number	001-38546
Entity Registrant Name	NEURONETICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-1051425
Entity Address State Or Province	PA
Entity Address, Address Line One	3222 Phoenixville Pike
Entity Address, City or Town	Malvern
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	640-4202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001227636
Amendment Flag	false